Share Capital (Details) - Schedule of share capital (Parentheticals) - shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Schedule Of Share Capital Abstract
Issued and fully paid ordinary shares of no par value	30,951,106	30,951,106